ORGANIZATION	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

NOTE 1—ORGANIZATION

MTCH Separation:

On December 19, 2019, IAC/InterActiveCorp (“Old IAC”) entered into a Transaction Agreement (as amended as of April 28, 2020 and June 22, 2020, the “Transaction Agreement”) with Match Group, Inc. (“Old MTCH”), IAC Holdings, Inc. (“New IAC” or the “Company”), a direct wholly owned subsidiary of Old IAC, and Valentine Merger Sub LLC, an indirect wholly owned subsidiary of Old IAC. On June 30, 2020, the businesses of Old MTCH were separated from the remaining businesses of Old IAC through a series of transactions that resulted in the pre-transaction stockholders of Old IAC owning shares in two, separate public companies—(1) Old IAC, which was renamed Match Group, Inc. (“New Match”) and which owns the businesses of Old MTCH and certain Old IAC financing subsidiaries, and (2) New IAC, which was renamed IAC/InterActiveCorp, and which owns Old IAC’s other businesses—and the pre-transaction stockholders of Old MTCH (other than Old IAC) owning shares in New Match. This transaction is referred to as the “MTCH Separation”.

Spin-off:

On December 22, 2020, IAC announced that its Board of Directors approved a plan to spin-off its full stake in Vimeo to IAC shareholders. IAC’s Vimeo business will be separated from the remaining businesses of IAC through a series of transactions (which we refer to as the “Spin-off”) that, if completed in their entirety, will result in the transfer of IAC’s Vimeo business to Vimeo Holdings, Inc. (“SpinCo”), a newly formed subsidiary of IAC, with SpinCo becoming an independent, separately traded public company through a spin-off from IAC, and Vimeo, the IAC subsidiary that currently holds the Vimeo business, becoming a wholly-owned subsidiary of SpinCo. The proposed transaction is subject to a number of conditions including final approval by IAC’s Board of Directors, approval of the separation proposal by IAC stockholders, and other customary conditions and approvals and is expected to close in the second quarter of 2021.

Company overview

The Company operates Vimeo, Dotdash and Care.com, among many other online businesses, and has majority ownership of ANGI Homeservices, which operates HomeAdvisor, Angie’s List and Handy.

ANGI Homeservices

Our ANGI Homeservices segment includes the North American (United States and Canada) and European businesses and operations of ANGI Homeservices Inc. (“ANGI”). On September 29, 2017, the Company’s HomeAdvisor business and Angie’s List Inc. (“Angie’s List”) combined under a new publicly traded company called ANGI Homeservices Inc. (the “Combination”). At December 31, 2020, IAC’s economic interest and voting interest in ANGI were 84.3% and 98.2%, respectively.

ANGI Homeservices Inc. connects quality home service professionals across 500 different categories, from repairing and remodeling to cleaning and landscaping, with consumers. Over 240,000 domestic service professionals actively sought consumer matches, completed jobs or advertised work through ANGI Homeservices’ platforms and consumers turn to at least one of our brands to find a professional for approximately 32 million projects during the year ended December 31, 2020. ANGI has established category-transforming products with brands such as HomeAdvisor, Angie’s List and Handy.

ANGI’s Handy business is a leading platform in the United States for connecting individuals looking for household services (primarily cleaning and handyman services) with top-quality, pre-screened independent service professionals. ANGI also owns and operates mHelpDesk, a provider of cloud-based field service software for small to mid-size businesses. Prior to its sale on December 31, 2018, ANGI also operated Felix, a pay-per-call advertising service business. In addition to its market-leading U.S. operations, ANGI owns leading home services online marketplaces in

France (Travaux), Germany (MyHammer), Netherlands (Werkspot), United Kingdom (MyBuilder Limited or “MyBuilder,” which we acquired a controlling interest in on March 24, 2017), Canada (HomeStars Inc. or “HomeStars,” which we acquired a controlling interest in on February 8, 2017) and Italy (Instapro), as well as operations in Austria (MyHammer).

Vimeo

Vimeo operates a cloud-based software platform for professionals, teams and organizations to create, collaborate and communicate with video. Vimeo’s all-in-one software solution makes video easier and more effective than ever before, offering the full range of video tools through a recurring software-as-a-service (“SaaS” model) that enables subscribers to create, stream, host, distribute, market, monetize and analyze videos online and across devices. At December 31, 2020, IAC held 89.7% of Vimeo’s Class A Voting common stock and 97.6% of Vimeo’s Class B Non-Voting common stock, or 93.2% of Vimeo’s total outstanding capital stock.

Vimeo previously sold live streaming devices and accessories through its hardware business, prior to the sale of this business on March 29, 2019. Vimeo retained rights in the hardware business to participate in and receive distributions in the event of positive cash flows or proceeds from the sale of the business. On May 28, 2019, Vimeo purchased certain assets and assumed certain liabilities relating to the Magisto video creation app from Magisto, Ltd. (this transaction is referred herein to as the acquisition of Magisto).

Dotdash

Dotdash is a portfolio of digital publishing brands that collectively provide expert information and inspiration in select vertical content categories. Through our brands, Dotdash provides original and engaging digital content in a variety of formats, including articles, illustrations, videos and images.

Search

The Search segment consists of Ask Media Group and the Desktop business. Ask Media Group is a collection of websites providing general search services, and to a lesser extent, content that help users find the information they need. Through the Desktop business, we are a leading provider of global, advertising-driven desktop applications. We own and operate a portfolio of desktop browser applications that provide users with access to a wide variety of online content, tools and services. We provide users who download our desktop browser applications with new tab search services, as well as the option of default browser search services. We distribute our desktop browser applications to consumers free of charge on an opt-in basis directly through direct-to-consumer (primarily Chrome Web Store) and partnership distribution channels.

Emerging & Other

Our Emerging & Other segment primarily includes:

●	Mosaic Group, a leading developer and provider of global subscription mobile applications. Mosaic Group has a portfolio of some of the largest and most popular applications including:
oiTranslate, which develops and distributes some of the world’s most downloaded mobile translation applications, enabling users to read, write, speak and learn foreign languages anywhere in the world, acquired in March 2018.
oTelTech, which develops and distributes unique and innovative mobile communications applications that help protect consumer privacy, acquired in October 2018.
oDaily Burn, a health and fitness business, which provides streaming fitness and workout videos across a variety of platforms (including mobile, web and other Internet-enabled television platforms).
●	Care.com, the leading online destination for families to easily connect with caregivers for their children, aging parents, pets and homes and for a wide variety of caregivers to easily connect with families, which we acquired on February 11, 2020;
●	Bluecrew, a technology driven staffing platform exclusively for flexible W-2 work, which we acquired a controlling interest in on February 26, 2018;
●	The Daily Beast, a website dedicated to news, commentary, culture and entertainment that publishes original reporting and opinion from its roster of full-time journalists and contributors;
●	NurseFly, a platform to efficiently connect healthcare professionals with job opportunities, which we acquired a controlling interest in on June 26, 2019;
●	IAC Films, a provider of production and producer services for feature films, primarily for initial sale and distribution through theatrical releases and video-on-demand services in the United States and internationally; and
●	For periods prior to their sales:
oCollege Humor Media, a provider of digital content, including its subscription only property, Dropout.tv, sold March 16, 2020.
oCityGrid, an advertising network that integrated local content and advertising for distribution to affiliated and third-party publishers across web and mobile platforms, sold December 31, 2018.
oDictionary.com, an online and mobile dictionary and thesaurus service, sold November 13, 2018.
oElectus, including Notional, a provider of production and producer services for both unscripted and scripted television and digital content, primarily for initial sale and distribution in the United States, sold October 29, 2018.